Schedule of Other long- term liabilities (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease termination liability		$ 3,621	$ 6,928
Other lease liability		1,486
Deferred cash payment liabilities			410
Other		200	218
Total other long-term liabilities Other long -Term liabilities	$ 758	$ 5,307	$ 7,556